Segment Information - Sales Revenue and Carrying Amounts of Non-current Assets Other Than Financial Instruments and Deferred Tax Assets Based on Location (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of geographical areas [line items]
Sales revenue	¥ 21,796,610	¥ 21,688,767	¥ 20,428,802
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	10,769,635	10,469,881	9,790,648
External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	21,796,610	21,688,767	20,428,802
Japan [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	3,212,461	3,329,692	3,054,330
Japan [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	2,882,484	2,845,609	2,634,505
United States [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	5,834,391	5,441,006	4,914,193
United States [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	11,160,904	11,388,564	10,343,985
Other Countries [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	1,722,783	1,699,183	1,822,125
Other Countries [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	¥ 7,753,222	¥ 7,454,594	¥ 7,450,312